UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Sandler Capital Management

Address:    711 Fifth Avenue
            15th Floor
            New York, New York 10022


13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Sandler
Title:  Managing Director
Phone:  212-754-8100


Signature, Place and Date of Signing:


 /s/ Andrew Sandler               New York, New York          February 13, 2008
--------------------          -----------------------    -----------------------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    67

Form 13F Information Table Value Total:    $662,579
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number                     Name
---           --------------------                     ----

1.             28-10539                       Sandler Associates
2.             28-10540                       Sandler Offshore Fund, Inc.
3.             28-12338                       Sandler Plus Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                      Sandler Capital Management
                                                           December 31, 2007
COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      X$1000)   PRN AMT   PRN CALL   DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------                 --------------   -----      -------   -------   --------   ----------    --------  ----  ------  ----
ABB LTD                        SPONSORED ADR    000375204    7,920     275,000 SH         SHARED-DEFINED  1,2,3    0     275,000 0
ABITIBIBOWATER INC             COM              003687100    8,017     389,000 SH  PUT    SHARED-DEFINED  1,2,3    0     389,000 0
ADOBE SYS INC                  COM              00724F101    8,226     192,500 SH         SHARED-DEFINED  1,2,3    0     192,500 0
ADVANCED MICRO DEVICES INC     COM              007903107    2,250     300,000 SH  PUT    SHARED-DEFINED  1,2,3    0     300,000 0
AGILENT TECHNOLOGIES INC       COM              00846U101    7,473     203,400 SH         SHARED-DEFINED  1,2,3    0     203,400 0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108    3,418     125,000 SH  PUT    SHARED-DEFINED  1,2,3    0     125,000 0
AMR CORP                       NOTE 4.500% 2/1  001765BB1    1,315   1,270,645 PRN        SHARED-DEFINED  1,2,3    0   1,270,645 0
ANSYS INC                      COM              03662Q105    7,894     190,400 SH         SHARED-DEFINED  1,2,3    0     190,400 0
APPLE INC                      COM              037833100   20,462     103,300 SH         SHARED-DEFINED  1,2,3    0     103,300 0
APTARGROUP INC                 COM              038336103    6,026     147,300 SH         SHARED-DEFINED  1,2,3    0     147,300 0
AVID TECHNOLOGY INC            COM              05367P100    5,300     187,000 SH  PUT    SHARED-DEFINED  1,2,3    0     187,000 0
BAIDU COM INC                  SPON ADR REP A   056752108    3,898      10,000 SH         SHARED-DEFINED  1,2,3    0      10,000 0
BE AEROSPACE INC               COM              073302101    3,010      56,900 SH         SHARED-DEFINED  1,2,3    0      56,900 0
BIO RAD LABS INC               CL A             090572207   18,744     180,889 SH         SHARED-DEFINED  1,2,3    0     180,889 0
BOLT TECHNOLOGY CORP           COM              097698104    9,856     259,500 SH         SHARED-DEFINED  1,2,3    0     259,500 0
BRISTOW GROUP INC              COM              110394103   10,101     178,300 SH         SHARED-DEFINED  1,2,3    0     178,300 0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   44,158   1,802,380 SH         SHARED-DEFINED  1,2,3    0   1,802,380 0
CHART INDS INC                 COM PAR $0.01    16115Q308    9,190     297,400 SH         SHARED-DEFINED  1,2,3    0     297,400 0
CLEAN HARBORS INC              COM              184496107   19,292     373,158 SH         SHARED-DEFINED  1,2,3    0     373,158 0
CUMMINS INC                    COM              231021106    4,458      35,000 SH         SHARED-DEFINED  1,2,3    0      35,000 0
CURTISS WRIGHT CORP            COM              231561101    8,293     165,200 SH         SHARED-DEFINED  1,2,3    0     165,200 0
DELTA AIR LINES INC DEL        COM NEW          247361702      680      45,700 SH         SHARED-DEFINED  1,2,3    0      45,700 0
DENTSPLY INTL INC NEW          COM              249030107    8,684     192,900 SH         SHARED-DEFINED  1,2,3    0     192,900 0
DIAGEO P L C                   SPON ADR NEW     25243Q205    8,248      96,100 SH         SHARED-DEFINED  1,2,3    0      96,100 0
DIAMONDS TR                    UNIT SER 1       252787106      530       4,000 SH         SHARED-DEFINED  1,2,3    0       4,000 0
DIONEX CORP                    COM              254546104   13,183     159,105 SH         SHARED-DEFINED  1,2,3    0     159,105 0
DOWNEY FINL CORP               COM              261018105    3,111     100,000 SH  PUT    SHARED-DEFINED  1,2,3    0     100,000 0
EXELON CORP                    COM              30161N101    6,409      78,500 SH         SHARED-DEFINED  1,2,3    0      78,500 0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    8,522     150,000 SH  CALL   SHARED-DEFINED  1,2,3    0     150,000 0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106    3,396     218,000 SH  PUT    SHARED-DEFINED  1,2,3    0     218,000 0
GATEHOUSE MEDIA INC            COM              367348109      589      67,100 SH         SHARED-DEFINED  1,2,3    0      67,100 0
GENERAL ELECTRIC CO            COM              369604103   10,298     277,800 SH         SHARED-DEFINED  1,2,3    0     277,800 0
GOOGLE INC                     CL A             38259P508   10,718      15,500 SH         SHARED-DEFINED  1,2,3    0      15,500 0
HAYES LEMMERZ INTL INC         COM NEW          420781304      914     200,100 SH         SHARED-DEFINED  1,2,3    0     200,100 0
INTERNATIONAL FLAVORS&FRAGRA   COM              459506101   48,039     998,100 SH         SHARED-DEFINED  1,2,3    0     998,100 0
JEFFERIES GROUP INC NEW        COM              472319102    2,559     111,000 SH  PUT    SHARED-DEFINED  1,2,3    0     111,000 0
LIBERTY MEDIA HLDG CORP        CAP COM SER B    53071M401    5,721      48,922 SH         SHARED-DEFINED  1,2,3    0      48,922 0
MASTERCARD INC                 CL A             57636Q104   12,180      56,600 SH         SHARED-DEFINED  1,2,3    0      56,600 0
MEDIS TECHNOLOGIES LTD         COM              58500P107    8,301     538,000 SH  PUT    SHARED-DEFINED  1,2,3    0     538,000 0
MEMC ELECTR MATLS INC          COM              552715104   13,008     147,000 SH  CALL   SHARED-DEFINED  1,2,3    0     147,000 0
NAVTEQ CORP                    COM              63936L100   22,105     292,400 SH         SHARED-DEFINED  1,2,3    0     292,400 0
NAVTEQ CORP                    COM              63936L100    9,450     125,000 SH  CALL   SHARED-DEFINED  1,2,3    0     125,000 0
NDS GROUP PLC                  SPONSORED ADR    628891103   18,204     307,300 SH         SHARED-DEFINED  1,2,3    0     307,300 0
NEOGEN CORP                    COM              640491106    8,055     303,400 SH         SHARED-DEFINED  1,2,3    0     303,400 0
NIKE INC                       CL B             654106103    7,805     121,500 SH         SHARED-DEFINED  1,2,3    0     121,500 0
OMNITURE INC                   COM              68212S109    1,997      60,000 SH         SHARED-DEFINED  1,2,3    0      60,000 0
PERKINELMER INC                COM              714046109   11,077     425,700 SH         SHARED-DEFINED  1,2,3    0     425,700 0
RCN CORP                       COM NEW          749361200      890      57,100 SH         SHARED-DEFINED  1,2,3    0      57,100 0
RESEARCH IN MOTION LTD         COM              760975102   45,893     404,700 SH         SHARED-DEFINED  1,2,3    0     404,700 0
RESEARCH IN MOTION LTD         COM              760975102   11,340     100,000 SH  PUT    SHARED-DEFINED  1,2,3    0     100,000 0
RESPIRONICS INC                COM              761230101    6,548     100,000 SH         SHARED-DEFINED  1,2,3    0     100,000 0
SPDR TR                        UNIT SER 1       78462F103      833       5,700 SH         SHARED-DEFINED  1,2,3    0       5,700 0
SCHLUMBERGER LTD               COM              806857108   14,756     150,000 SH  CALL   SHARED-DEFINED  1,2,3    0     150,000 0
SCHWAB CHARLES CORP NEW        COM              808513105   18,337     717,700 SH         SHARED-DEFINED  1,2,3    0     717,700 0
SHARPER IMAGE CORP             COM              820013100      832     297,000 SH  PUT    SHARED-DEFINED  1,2,3    0     297,000 0
SIEMENS A G                    SPONSORED ADR    826197501    6,137      39,000 SH         SHARED-DEFINED  1,2,3    0      39,000 0
STERIS CORP                    COM              859152100   12,439     431,300 SH         SHARED-DEFINED  1,2,3    0     431,300 0
TERRESTAR CORP                 COM              881451108      233      32,131 SH         SHARED-DEFINED  1,2,3    0      32,131 0
USANA HEALTH SCIENCES INC      COM              90328M107   37,388     904,000 SH  PUT    SHARED-DEFINED  1,2,3    0     904,000 0
VAIL RESORTS INC               COM              91879Q109    6,554     121,800 SH         SHARED-DEFINED  1,2,3    0     121,800 0
VALMONT INDS INC               COM              920253101    4,117      46,200 SH         SHARED-DEFINED  1,2,3    0      46,200 0
VARIAN INC                     COM              922206107    7,183     110,000 SH         SHARED-DEFINED  1,2,3    0     110,000 0
VARIAN MED SYS INC             COM              92220P105   12,810     245,600 SH         SHARED-DEFINED  1,2,3    0     245,600 0
VEOLIA ENVIRONNEMENT           SPONSORED ADR    92334N103   11,136     122,400 SH         SHARED-DEFINED  1,2,3    0     122,400 0
VIACOM INC NEW                 CL B             92553P201    4,559     103,800 SH         SHARED-DEFINED  1,2,3    0     103,800 0
VIMICRO INTL CORP              ADR              92718N109    1,528     406,300 SH         SHARED-DEFINED  1,2,3    0     406,300 0
YRC WORLDWIDE INC              COM              984249102    5,982     350,000 SH  CALL   SHARED-DEFINED  1,2,3    0     350,000 0

                                                           662,579

SK 71200 0131 850749